Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Lease liabilities

10.            Lease liabilities

The Company leases buildings for its engineering center and office and warehouse spaces and kiosk locations to promote vehicle sales. These leases generally span a period of one to ten years.

During the year ended December 31, 2021, the Company entered new lease agreements for various kiosk locations to promote vehicle sales. The leases are for period of between four to 30 months.

During the year ended December 31, 2021, the Company entered into a long-term lease agreement for its engineering center and head office in Canada which expires on February 28, 2026, with the Company holding an option to renew for a further five years.

During the year ended December 31, 2021, the Company entered into a long -term lease agreement for its Mesa assembly facility which expires on August 31, 2032. The lease had not started as of December 31, 2021.

The Company terminated one of its warehouse leases on January 31, 2020 without penalty for termination and derecognized the lease liability and net right-of-use asset of $33,442 and $42,765, respectively, on the effective date of termination.

The Company incurred $1,230,716 of lease expenses for year ended December 31, 2021 (2020 - $247,262), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for years ended December 31, 2021 and 2020:

Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271

			Present value of
	Future minimum		minimum lease
At December 31, 2021	lease payments	Interest	payments
Less than one year	$518,355	$126,076	$392,279
Between one and five years	1,156,764	289,007	867,757
More than five years	718,555	91,320	627,235
	$2,393,674	$506,403	1,887,271
Current portion of lease liabilities			392,279
Non-current portion of lease liabilities			$1,494,992